Share capital (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding | shares	12,579,000	12,579,000	10,659,000	8,021,000
Weighted average exercise price	$ 2.81		$ 3.45	$ 3.29
Exercisable | shares	8,930	8,930
Weighted average exercise price	$ 2.98
CAD 1.00 to 2.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 6 months 21 days
Outstanding | shares	3,700	3,700
Weighted average exercise price		$ 1.70
Exercisable | shares	1,233	1,233
Weighted average exercise price	$ 1.70
CAD 1.00 to 2.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	1.00
CAD 1.00 to 2.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 2.00
CAD 2.01 to 3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	3 months 7 days
Outstanding | shares	3,042	3,042
Weighted average exercise price		$ 2.39
Exercisable | shares	3,042	3,042
Weighted average exercise price	$ 2.39
CAD 2.01 to 3.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	2.01
CAD 2.01 to 3.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 3.00
CAD 3.01 to 4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 3 months 29 days
Outstanding | shares	5,837	5,837
Weighted average exercise price		$ 3.73
Exercisable | shares	4,655	4,655
Weighted average exercise price	$ 3.70
CAD 3.01 to 4.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	3.01
CAD 3.01 to 4.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 4.00